Operating segments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of operating segments

	2025		2024		2023
Operating revenues:
Domestic (Mexico)	US$	1,799,057	US$	1,956,549	US$	2,060,744
International:
United States of America		1,004,187		965,684		931,184
Central America and South America		234,272		219,643		267,045
Total operating revenues	US$	3,037,516	US$	3,141,876	US$	3,258,973